Segmented Information - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	$ 39,592	$ 32,885
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	37,467	30,734
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,125	2,151
Elimination of intersegment amounts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	(3,744)	(3,580)
Elimination of intersegment amounts | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	(3,744)	(3,580)
Oil Sands | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	15,743	13,274
Oil Sands | Operating segments | SCO And Diesel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	11,659	11,244
Oil Sands | Operating segments | Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	4,084	2,030
Oil Sands | Operating segments | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	15,743	13,274
Oil Sands | Operating segments | North America | SCO And Diesel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	11,659	11,244
Oil Sands | Operating segments | North America | Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	4,084	2,030
Exploration and Production | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,869	3,487
Exploration and Production | Operating segments | Crude Oil And Natural Gas Liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,853	3,459
Exploration and Production | Operating segments | Natural Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	16	28
Exploration and Production | Operating segments | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,744	1,336
Exploration and Production | Operating segments | North America | Crude Oil And Natural Gas Liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,741	1,326
Exploration and Production | Operating segments | North America | Natural Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3	10
Exploration and Production | Operating segments | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,125	2,151
Exploration and Production | Operating segments | International | Crude Oil And Natural Gas Liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,112	2,133
Exploration and Production | Operating segments | International | Natural Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	13	18
Refining and Marketing | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	23,724	19,704
Refining and Marketing | Operating segments | Gasoline
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	10,819	9,075
Refining and Marketing | Operating segments | Distillate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,698	7,800
Refining and Marketing | Operating segments | Other Product and Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,207	2,829
Refining and Marketing | Operating segments | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	23,724	19,704
Refining and Marketing | Operating segments | North America | Gasoline
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	10,819	9,075
Refining and Marketing | Operating segments | North America | Distillate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,698	7,800
Refining and Marketing | Operating segments | North America | Other Product and Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	$ 3,207	$ 2,829